Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Operating revenues:
Contract revenue	$ 92,784	$ 110,793	$ 290,764	$ 361,152	$ 476,409	$ 498,065	$ 531,001
Operating expenses:
Flight operations	36,551	45,455	108,021	146,602	184,472	216,748	177,038
Maintenance	41,417	44,266	131,483	137,165	184,725	199,648	201,930
Aircraft rent	98	1,684	3,038	4,296	7,797	6,200	36,989
General and administrative	11,585	9,715	32,588	32,857	44,248	48,765	43,966
Depreciation and amortization	3,377	9,730	17,311	32,846	40,041	60,359	81,508
Asset impairment	(52)	7,880	111,786	50,923	73,709	54,343	171,824
Loss/(Gain) on sale of assets	0	0	54,397	150	682	(7,162)	(4,723)
Other operating expenses	(46)	1,090	335	5,098	6,555	3,510	7,471
Total operating expenses	92,930	119,820	458,959	409,937	542,229	582,411	716,003
Operating loss	(146)	(9,027)	(168,195)	(48,785)	(65,820)	(84,346)	(185,002)
Other income/(expense), net:
Interest expense	(3,256)	(9,032)	(15,654)	(30,832)	(38,455)	(49,921)	(35,289)
Interest income	74	17	115	45	68	146	139
(Loss) gain on investments	0	(776)	0	6,454	8,032
Unrealized (loss)/gain on investments, net	0	(2,025)	(53)	(6,073)	(6,145)	5,408	(13,715)
Gain on extinguishment of debt	0	0	0	2,954	2,954
Gain on debt forgiveness	0	0	4,500	10,500	10,500
Other income (expense), net	23,946	125	21,126	(234)	(1,630)	(148)	(801)
Total other income (expense), net	20,764	(11,691)	10,034	(17,186)	(24,676)	(44,515)	(49,666)
Income (loss) before taxes	20,618	(20,718)	(158,161)	(65,971)	(90,496)	(128,861)	(234,668)
Income tax (benefit)/expense	(238)	(810)	(5,829)	126	519	(8,745)	(51,990)
Net income (loss) and comprehensive income (loss)	$ 20,856	$ (19,908)	$ (152,332)	$ (66,097)	$ (91,015)	$ (120,116)	$ (182,678)
Net income (loss) per share attributable to common shareholders
Basic	$ 0.5	$ (0.48)	$ (3.68)	$ (1.61)	$ (2.21)	$ (3.04)	$ (5.06)
Diluted	$ 0.5	$ (0.48)	$ (3.68)	$ (1.61)	$ (2.21)	$ (3.04)	$ (5.06)
Weighted-average common shares outstanding
Basic	41,439	41,217	41,368	41,075	41,137	39,465	36,133
Diluted	41,683	41,217	41,368	41,075	41,137	39,465	36,133
Contract Revenue
Operating revenues:
Contract revenue	$ 69,940	$ 95,596	$ 219,041	$ 310,516	$ 404,322	$ 421,298	$ 478,482
Pass-through and other revenue
Operating revenues:
Contract revenue	$ 22,844	$ 15,197	$ 71,723	$ 50,636	$ 72,087	$ 76,767	$ 52,519